Equity Incentive Plan - Additional Information (Detail) - USD ($)							1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2021	Sep. 30, 2020	Sep. 23, 2020	Sep. 01, 2019	Nov. 30, 2018	Mar. 31, 2016	Oct. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance		17,173,667						17,173,667		17,173,667		13,807,899
Aggregate number of outstanding shares of common stock			1.00%
Share based payment awards options granted										182,147		1,109,073
Share based compensation expenses								$ 340,000	$ 201,000	$ 959,000	$ 411,000	$ 711,000	$ 326,000
Fair value of restricted shares vested										20,000	90,000	100,000	200,000
Common stock reserved for future issuance		19,048						19,048		19,048		201,224
Share based compensation options vested							21,485
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses								$ 8,000	$ 27,000	$ 24,000	$ 89,000	$ 116,000	$ 199,000
Fair value of restricted shares vested										19,197		71,312
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment awards options granted		363,150
Share based compensation expenses		$ 0										$ 0
Weighted average grant date fair value of options granted										$ 5.36	$ 3.24	$ 3.26	$ 1.21
Unrecognized compensation expense related to stock options		$ 3.8						$ 3.8		$ 3.8		$ 3.7
Unrecognized compensation expense related to stock options weighted average period										3 years		3 years 6 months
2016 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance						2,736,105
Share based payment awards options granted				28,647	85,943
Share based payment awards vestings rights description					This grant is included in the outstanding options in the summary table below. Vesting of the option is based on certain performance criteria and shall vest as follows: (i) 16.66% of the shares vested upon the first closing of the Company’s Series B stock financing, (ii) 33.33% of the shares vest in 24 equal monthly installments beginning with the first month following the initial closing of the Series B stock financing, (iii) 25% of the shares vest on the date immediately prior to an IPO of the Company’s equity securities and (iv) 25% of the shares vest in 24 equal monthly installments beginning with the first month following the IPO.
Common stock reserved for future issuance		19,048						19,048		19,048		201,224
Share based compensation options vested				14,323
2016 Plan [Member] | Restricted Stock [Member] | Share-based payment arrangement, tranche one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment awards vestings rights					16.66%
2016 Plan [Member] | Restricted Stock [Member] | Share-based payment arrangement, tranche two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment awards vestings rights					33.33%
2016 Plan [Member] | Restricted Stock [Member] | Share-based payment arrangement, tranche three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment awards vestings rights					25.00%
2016 Plan [Member] | Restricted Stock [Member] | Share-based payment arrangement, tranche four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment awards vestings rights					25.00%
2016 Plan [Member] | Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, award vesting period						4 years
2016 Plan [Member] | Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, award vesting period						3 years
2020 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance			2,800,000
Share based payment award description			The number of shares reserved for issuance under the 2020 Plan will increase automatically on January 1 of each of 2021 through 2030 by the number of shares equal to the lesser of 5% of the aggregate number of outstanding shares of common stock as of the immediately preceding December 31, or a number as may be determined by the board of directors.
Aggregate number of outstanding shares of common stock	5.00%
Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance			280,000
Share based payment award description			The aggregate number of shares reserved for sale under the ESPP will increase automatically on January 1st of each fiscal year starting on January 1, 2021 and ending on and including January 1, 2030, by the number of shares equal to the lesser of (a) 1% of the total number of shares of common stock outstanding on the last day of the fiscal year prior to the date of such automatic increase and (b) 560,000 shares, provided that prior to the date of any such increase, the board of directors may determine a less number of shares for such increase.
Share based payments shares increase decrease			560,000